Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 21,836	$ 42,548
Interest-earning bank balances	182,479	505,885
Cash and cash equivalents	204,315	548,433
Restricted cash	5,000	13,000
Investment securities available for sale (amortized cost of $285,838 and $394,733 at December 31, 2015 and 2014, respectively)	282,875	394,500
Investment securities held to maturity (estimated fair value of $250 and $501 at December 31, 2015 and 2014, respectively)	250	489
Loans receivable (net of allowance for loan losses of $18,008 and $23,246 at December 31, 2015 and 2014, respectively)	1,530,501	1,486,898
Loans held-for-sale, at lower of cost or market		4,083
Restricted equity investments, at cost	15,733	14,961
Branch assets held-for-sale		69,064
Bank properties and equipment, net	31,596	40,155
Real estate owned, net	281	522
Accrued interest receivable	4,657	5,397
Goodwill	38,188	38,188
Bank owned life insurance (BOLI)	81,175	79,132
Other assets	16,013	20,526
Total assets	2,210,584	2,715,348
LIABILITIES
Deposits	1,746,102	2,091,904
Branch deposits held-for-sale		183,395
Securities sold under agreements to repurchase - customers		1,156
Advances from the Federal Home Loan Bank of New York (FHLBNY)	85,607	60,787
Obligation under capital lease	6,698	7,035
Junior subordinated debentures	92,786	92,786
Deferred taxes, net	1,524	1,514
Other liabilities	21,479	31,448
Total liabilities	$ 1,954,196	$ 2,470,025
Commitments and contingencies (see Note 17)
SHAREHOLDERS’ EQUITY
Preferred stock, $1 par value, 1,000,000 shares authorized, none issued
Common stock, $5 par value, 40,000,000 shares authorized; 18,910,829 shares issued and 18,693,091 shares outstanding at December 31, 2015; 18,900,877 shares issued and 18,615,950 shares outstanding at December 31, 2014	$ 94,554	$ 94,504
Additional paid-in capital	510,659	514,075
Retained deficit	(337,542)	(347,762)
Accumulated other comprehensive loss	(1,752)	(138)
Deferred compensation plan trust	(1,122)	(599)
Treasury stock at cost, 217,738 shares at December 31, 2015; and 284,927 at December 31, 2014	(8,409)	(14,757)
Total shareholders’ equity	256,388	245,323
Total liabilities and shareholders’ equity	$ 2,210,584	$ 2,715,348